Inventories	6 Months Ended
Dec. 31, 2025
Schedule Of Inventories
Inventories

11.	Inventories

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Statement of financial position:
Medicine,drugs and medical devices	258,834	332,834	489,062

Statement of comprehensive income:
Inventories recognized as an expense in cost of sales	549,162	706,168	658,479